Quarterly Holdings Report
for
Fidelity® Nordic Fund
January 31, 2022
NOR-NPRT1-0422
1.813058.117
Common Stocks - 99.3%
	Shares	Value ($)
Denmark - 20.1%
DSV A/S	70,500	14,324,241
GN Store Nord A/S	90,500	5,476,514
Novo Nordisk A/S Series B	341,000	33,918,692
ORSTED A/S (a)	88,888	9,470,571
Tryg A/S (b)	359,783	8,525,357
TOTAL DENMARK		71,715,375
Finland - 14.2%
Elisa Corp. (A Shares)	85,000	4,993,054
Nanoform Finland PLC (c)	527,400	3,314,811
Nokian Tyres PLC	217,400	7,350,284
Olvi PLC (A Shares)	187,187	10,157,231
Sampo Oyj (A Shares)	288,500	14,319,073
UPM-Kymmene Corp.	292,200	10,649,670
TOTAL FINLAND		50,784,123
Luxembourg - 0.8%
Subsea 7 SA	400,000	3,007,310
Norway - 8.3%
Equinor ASA	272,400	7,509,476
Kongsberg Gruppen ASA	297,200	9,006,972
Schibsted ASA (B Shares)	239,850	6,285,506
Selvaag Bolig ASA	350,000	2,059,966
TGS ASA	392,200	4,222,978
Volue A/S (c)	85,700	510,830
TOTAL NORWAY		29,595,728
Sweden - 54.4%
Addlife AB	198,742	5,717,994
Alfa Laval AB	305,900	10,333,670
Alligo AB (B Shares)	184,469	3,884,024
ASSA ABLOY AB (B Shares)	475,300	13,014,718
Atlas Copco AB (B Shares)	232,100	11,870,247
Dustin Group AB (a)	407,966	4,189,269
Eltel AB (a)(c)	1,477,623	2,336,130
Ericsson (B Shares)	1,878,400	23,453,894
Haypp Group (c)	385,600	1,775,505
HEXPOL AB (B Shares)	948,770	11,320,466
Instalco AB	569,000	4,136,238
Investor AB (B Shares)	644,500	13,993,341
INVISIO AB	320,000	4,114,487
John Mattson Fastighetsforetag (c)	120,731	2,220,815
Lagercrantz Group AB (B Shares)	326,653	3,697,243
Nibe Industrier AB (B Shares)	189,200	1,798,262
Sandvik AB	422,900	11,136,877
Stillfront Group AB (b)(c)	1,407,800	6,852,246
Surgical Science Sweden AB (c)	96,100	2,061,123
Sweco AB (B Shares)	310,000	4,357,858
Swedbank AB (A Shares)	1,001,699	19,611,473
Swedish Match Co. AB	1,271,400	9,837,181
VNV Global AB (c)	955,496	8,262,596
VNV Global AB warrants 8/10/23 (c)	162,854	138,937
Volvo AB (B Shares)	614,600	13,869,325
TOTAL SWEDEN		193,983,919
United States of America - 1.5%
Autoliv, Inc. (depositary receipt)	53,200	5,196,336
TOTAL COMMON STOCKS (Cost $290,865,161)		354,282,791

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	2,436,952	2,437,439
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	9,289,253	9,290,182
TOTAL MONEY MARKET FUNDS (Cost $11,727,621)		11,727,621

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $302,592,782)	366,010,412
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(9,156,562)
NET ASSETS - 100.0%	356,853,850

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,995,970 or 4.5% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	10,608,095	11,979,175	20,149,831	455	-	-	2,437,439	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	13,613,134	4,322,952	2,648	-	-	9,290,182	0.0%
Total	10,608,095	25,592,309	24,472,783	3,103	-	-	11,727,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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